Income Taxes - (Disclosure of detailed information about unrecognized temporary differences and tax losses) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 7,995,200	$ 6,745,000
Temporary differences, expiry period	2027 - 2043	2027 - 2043
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 41,000	$ 47,000
Temporary differences, expiry period	2043 - 2047	2043 - 2047
Property equipment and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 168,000	$ 84,000
Temporary differences, expiry period	No expiry	No expiry